Assets pledged, collateral received and assets transferred - Transferred financial assets and the associated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	£ 214,266	£ 188,668
Liabilities carry amount	(129,058)	(116,322)
Derivatives [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	77,574	68,609
Liabilities carry amount	(77,574)	(68,609)
Repurchase agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	65,673	52,840
Liabilities carry amount	(44,076)	(35,708)
Securities lending [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	61,183	49,106
Liabilities carry amount	0	0
Other [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	9,836	18,113
Liabilities carry amount	£ (7,408)	£ (12,005)